Goodwill (Narrative) (Details) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill impairment loss	$ (111,877)	$ 0	$ (111,877)
Zenabis Global Ltd
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill impairment loss			0
Zenabis Global Ltd | Market-based approach
Disclosure of reconciliation of changes in goodwill [line items]
Adjusted control premium		5.00%
Share price declined		5.00%
Increase in impairment loss		$ 45,087
Share price increase		5.00%
Decrease in impairment loss		$ 42,941
Newstrike
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill impairment loss			$ (111,877)
Newstrike | Market-based approach
Disclosure of reconciliation of changes in goodwill [line items]
Adjusted control premium	10.00%
Share price declined	5.00%
Increase in impairment loss	$ 26,647
Newstrike | Income based approach
Disclosure of reconciliation of changes in goodwill [line items]
Adjusted control premium		5.00%
Increase in impairment loss	24,283
Newstrike | Income based approach | DCF analysis, assumption five
Disclosure of reconciliation of changes in goodwill [line items]
Increase in impairment loss	$ 12,598
Short-term growth rate	10.00%
Terminal value growth rate	3.00%
Decrease in short-term growth rate	1.00%
Newstrike | Income based approach | DCF analysis, assumption six
Disclosure of reconciliation of changes in goodwill [line items]
Increase in impairment loss	$ 27,000
Terminal value growth rate	3.00%
Decrease in short-term growth rate	1.00%
Newstrike | Income based approach | DCF analysis, assumption seven
Disclosure of reconciliation of changes in goodwill [line items]
Increase in impairment loss	$ 53,933
Post tax discount rate	15.90%
Increase in post tax discount rate	1.00%